INVESTMENT IN JOINT VENTURE - Additional Information (Detail) R$ in Thousands, $ in Thousands		12 Months Ended
	May 01, 2022 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2022 USD ($)
Disclosure of joint ventures [line items]
Dividends received from joint ventures, classified as investing activities		R$ 1,174,771	R$ 819,729	R$ 1,852
Gain on advantageous purchase		99,341	416,268
Previously allocated dividends from Joint Ventures		517,233
Previously allocated interest on equity from Joint Ventures		657,538
Interest in earnings of joint venture		(92,179)	4,590,631	R$ 583,001
Neolubes [Member]
Disclosure of joint ventures [line items]
Gain on advantageous purchase	R$ 263,051
Interest in earnings of joint venture	R$ 116,190
Raizen [Member]
Disclosure of joint ventures [line items]
Net amount			6,599,987
Credit facility unused | $					$ 350,000
Interest in earnings of joint venture		R$ 4,590,631
Biosev [Member]
Disclosure of joint ventures [line items]
Subscription bonus net of market value adjustment			R$ 2,347,281